PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2025
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT
NOTE 11 - PROPERTY, PLANT AND EQUIPMENT

Composition of property and equipment and accumulated depreciation thereon, grouped by major classifications, and changes therein in 2025, are as follows:

	Leasehold improvements	Computers and peripheral equipment	Rented POS devices	Machines and equipment	Total
	US Dollars in thousands
Cost:
Balance as of January 1, 2025	4,055	17,584	6,914	633	29,186
Additions	290	733	4,493	10	5,526
Acquired through business combinations	205	259	2,666	2,954	6,084
Disposals	(60)	(68)	(223)	-	(351)
Translation differences	32	149	1,209	(104)	1,286
Balance as of December 31, 2025	4,522	18,657	15,059	3,493	41,731

Accumulated depreciation:
Balance as of January 1, 2025	1,581	14,903	1,204	386	18,074
Depreciation during the year	430	1,235	1,356	156	3,177
Disposals	(60)	(68)	(223)	-	(351)
Translation differences	28	83	390	(32)	469
Balance as of December 31, 2025	1,979	16,153	2,727	510	21,369

Net book value:
As of December 31, 2025	2,543	2,504	12,332	2,983	20,362

Composition of property and equipment and accumulated depreciation thereon, grouped by major classifications, and changes therein in 2024, are as follows:

	Leasehold improvements	Computers and peripheral equipment	Rented POS devices	Machines and equipment	Total
	US Dollars in thousands
Cost:
Balance as of January 1, 2024	3,969	16,071	639	586	21,265
Additions	46	1,364	1,818	5	3,233
Acquired through business combinations	49	273	5,806	45	6,173
Disposals	-	(83)	-	-	(83)
Translation differences	(9)	(41)	(1,349)	(3)	(1,402)
Balance as of December 31, 2024	4,055	17,584	6,914	633	29,186

Accumulated depreciation:
Balance as of January 1, 2024	1,194	13,720	552	312	15,778
Depreciation during the year	390	1,284	937	75	2,686
Disposals	-	(82)	-	-	(82)
Translation differences	(3)	(19)	(285)	(1)	(308)
Balance as of December 31, 2024	1,581	14,903	1,204	386	18,074

Net book value:
As of December 31, 2024	2,474	2,681	5,710	247	11,112

Composition of property and equipment and accumulated depreciation thereon, grouped by major classifications, and changes therein in 2023, are as follows:

	Leasehold improvements	Computers and peripheral equipment	Rented POS devices	Machines and equipment	Total
	US Dollars in thousands
Cost:
Balance as of January 1, 2023	3,956	15,380	606	586	20,528
Additions	13	641	54	-	708
Acquired through business combinations	-	140	-	-	140
Disposals	-	(83)	-	-	(83)
Translation differences	-	(7)	(21)	-	(28)
Balance as of December 31, 2023	3,969	16,071	639	586	21,265

Accumulated depreciation:
Balance as of January 1, 2023	883	12,391	316	270	13,860
Depreciation during the year	311	1,414	237	42	2,004
Disposals	-	(83)	-	-	(83)
Translation differences	-	(2)	(1)	-	(3)
Balance as of December 31, 2023	1,194	13,720	552	312	15,778

Net book value:
As of December 31, 2023	2,775	2,351	87	274	5,487